Financial Instruments and Financial Risk Management - Schedule of Capital Structure (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Line Items]
Less: cash and cash equivalents	$ (1,044,786,000)	$ (384,002,000)	$ (150,032,000)	$ (72,579,000)
Net cash	(49,935,000)	(38,904,000)
Total equity	1,128,431,000	396,903,000	$ 118,916,000	$ 69,511,000
Capital Risk Management
Disclosure Of Financial Instruments [Line Items]
Less: cash and cash equivalents	(1,044,786,000)	(384,002,000)
Net cash	(1,044,786,000)	(384,002,000)
Total equity	1,128,431,000	396,903,000
Total capital	$ 83,645,000	$ 12,901,000